Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.25844%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,090,239.43

Principal:
Principal Collections	$29,860,435.71
Prepayments in Full	$15,914,380.45
Liquidation Proceeds	$638,461.49
Recoveries	$13,776.27
Sub Total	$46,427,053.92
Collections	$50,517,293.35

Purchase Amounts:
Purchase Amounts Related to Principal	$119,451.23
Purchase Amounts Related to Interest	$269.19
Sub Total	$119,720.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,637,013.77

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,637,013.77
Servicing Fee	$1,232,092.17	$1,232,092.17	$0.00	$0.00	$49,404,921.60
Interest - Class A-1 Notes	$53,618.62	$53,618.62	$0.00	$0.00	$49,351,302.98
Interest - Class A-2a Notes	$686,954.33	$686,954.33	$0.00	$0.00	$48,664,348.65
Interest - Class A-2b Notes	$395,227.00	$395,227.00	$0.00	$0.00	$48,269,121.65
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$46,887,163.90
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$46,544,382.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,544,382.90
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$46,416,116.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,416,116.23
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$46,326,639.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,326,639.56
Regular Principal Payment	$71,944,568.06	$46,326,639.56	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,637,013.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,326,639.56
Total					$46,326,639.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$29,264,679.82	$104.83	$53,618.62	$0.19	$29,318,298.44	$105.02
Class A-2a Notes	$9,995,730.65	$31.41	$686,954.33	$2.16	$10,682,684.98	$33.57
Class A-2b Notes	$7,066,229.09	$31.41	$395,227.00	$1.76	$7,461,456.09	$33.17
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$46,326,639.56	$29.34	$3,078,282.04	$1.95	$49,404,921.60	$31.29

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$29,264,679.82	0.1048350	$0.00	0.0000000
Class A-2a Notes	$318,280,000.00	1.0000000	$308,284,269.35	0.9685945
Class A-2b Notes	$225,000,000.00	1.0000000	$217,933,770.91	0.9685945
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,328,964,679.82	0.8417295	$1,282,638,040.26	0.8123875

Pool Information
Weighted Average APR	3.447%	3.435%
Weighted Average Remaining Term	53.56	52.73
Number of Receivables Outstanding	58,382	57,108
Pool Balance	$1,478,510,603.79	$1,431,613,520.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,348,458,715.49	$1,306,124,261.14
Pool Factor	0.8556197	0.8284801

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$125,489,259.38
Targeted Overcollateralization Amount	$174,593,408.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$148,975,480.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		149	$364,354.39
(Recoveries)		8	$13,776.27
Net Loss for Current Collection Period			$350,578.12
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2845%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0222%
Second Prior Collection Period			0.1206%
Prior Collection Period			0.2712%
Current Collection Period			0.2891%
Four Month Average (Current and Prior Three Collection Periods)			0.1758%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		626	$914,039.61
(Cumulative Recoveries)			$18,911.93
Cumulative Net Loss for All Collection Periods			$895,127.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0518%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,460.13
Average Net Loss for Receivables that have experienced a Realized Loss			$1,429.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	339	$8,912,231.85
61-90 Days Delinquent	0.09%	45	$1,238,049.73
91-120 Days Delinquent	0.01%	4	$118,866.35
Over 120 Days Delinquent	0.01%	2	$79,552.38
Total Delinquent Receivables	0.72%	390	$10,348,700.31

Repossession Inventory:
Repossessed in the Current Collection Period		20	$526,297.09
Total Repossessed Inventory		38	$1,133,679.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0417%
Prior Collection Period			0.0514%
Current Collection Period			0.0893%
Three Month Average			0.0608%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1003%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer